[WESMARK BALANCED FUND LOGO APPEARS HERE]

Balanced Fund

Annual Report

January 31, 2000

[WESMARK FUNDS LOGO APPEARS HERE]

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for WesMark Balanced Fund. This report covers the 12-month period from February 1, 1999 through January 31, 2000. It gives you a complete picture of the fund's operations, beginning with an overview of the stock and bond markets and fund strategy by the portfolio manager, followed by a complete list of fund holdings and the financial statements.

WesMark Balanced Fund gives you access to a diversified, professionally managed portfolio of high-quality stocks and bonds. At the end of the reporting period, more than 67% of the fund's $73.9 million in assets were invested in common and preferred stocks. The rest of the fund's assets were invested across U.S. government agency bonds, corporate bonds, commercial paper and a money market mutual fund.

During the 12-month reporting period, the fund produced a total return of 13.52%.1 Contributing to the total return was a net asset value increase of $0.83, income distributions totaling $0.25 per share and capital gain distributions totaling $0.24 per share.

Thank you for selecting WesMark Balanced Fund to pursue your financial goals through two key financial markets.

Sincerely,

/s/Edward C. Gonzales
President

March 15, 2000

1 Performance quoted is based on net asset value. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the one-year period ended January 31, 2000 based on offering price (i.e., less any applicable sales charge) was 8.12%.

Investment Review

It is our pleasure to review with you the results for the WesMark Balanced Fund. This report covers the period from February 1, 1999 to January 31, 2000. The fund provided a total return of 13.52%1 during the report period. We think it is important that you understand our investment approach so that you can feel comfortable with your investment regardless of short-term market fluctuations.

We believe that the primary objective of the Balanced Fund is to attain a balance between current income and growth of capital. This continues to be difficult, given current economic and financial market conditions. The dividend yield for the Standard & Poor's 500 Index reached new lows during the year and even though interest rates increased, they remained at fairly low levels.2 The level of income being produced by the fund is impacted by both of these factors.

The fund increased its exposure to non-callable corporate bonds and reduced its exposure to callable federal agency issues as yields increased in the corporate sector. The average maturity for the bond portion was also extended during the period. As of January 31, 2000, the 30-day SEC yield3 was 2.62%, an increase from the previous fiscal year-end. The stock allocation at year end was 67.2%, near the maximum allowed allocation of 70%. This enabled the fund to more fully participate in the strong equity markets and enhance the total return. This allocation has been reduced, and sector shifts have occured during the final months of the fiscal year.

We maintain our long-term allocation objective in common stocks of 50-60%, within the permitted range of 30 to 70%, with market conditions and expectations determining the allocation at any particular point in time.

1 Performance quoted is based on net asset value.Past performance is no guarantee of future results.Investment return and principal value will fluctuate,so that an investor's shares,when redeemed,may be worth more or less than their original cost.Total return for the one-year period ended January 31,2000 based on offering price (i.e.,less any applicable sales charge) was 8.12%.

2 The S&P Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.Investments cannot be made in an index.

3 The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date.The figure is then compounded and annualized.

Last Meeting of Shareholders

A Special Meeting of Trust shareholders was held on December 17, 1999. As of October 27, 1999, the record date for shareholder voting at the meeting, there were 6,888,880 total outstanding Shares. The following items were considered by shareholders and the results of their voting were as follows:

Agenda Item 1. To elect five Trustees*

                                         For             Withheld Authority To Vote
-----------------------------------------------------------------------------------
Nicholas P. Constantakis                6,619,314                 3,707
John F. Cunningham                      6,619,314                 3,707
J. Christopher Donahue                  6,619,314                 3,707
Charles F. Mansfield, Jr.               6,619,314                 3,707
John S. Walsh                           6,619,314                 3,707

* The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter
 E. Madden, John E. Murray, Jr., Marjorie P. Smuts.

Agenda Item 2. To make changes to the fund's fundamental investment policies:
a. To amend the fund's fundamental investment policies regarding borrowing money and issuing senior securities.

For                   Against          Abstentions
--------------------------------------------------
6,620,630               1,335             1,056

b. To amend the fund's fundamental investment policies regarding investments in real estate.

For                   Against          Abstentions
--------------------------------------------------
6,615,978               237                1,056

c. To amend the fund's fundamental investment policies regarding investments in commodities.

For                   Against          Abstentions
--------------------------------------------------
6,615,693               741                6,588

d. To amend the fund's fundamental investment policy regarding underwriting securities.

For                   Against          Abstentions
--------------------------------------------------
6,615,479               237                7,306

e. To amend the fund's fundamental investment policy regarding lending by the fund.

For                   Against          Abstentions
--------------------------------------------------
6,615,541              402                7,079

Last Meeting of Shareholders

f. To amend the fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.


For                    Against          Abstentions
---------------------------------------------------
6,618,258                0                  4,764

g. To amend, and to make non-fundamental, the fund's fundamental investment policy regarding buying securities on margin.

For                    Against          Abstentions
---------------------------------------------------
6,615,693                237               7,092

Agenda Item 3. To eliminate the fund's fundamental investment policy on selling securities short.

For                   Against          Abstentions
--------------------------------------------------
6,615,818               237               6,967

WesMark Balanced Fund

Growth of $10,000 invested in WesMark Balanced Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Balanced Fund (the "Fund")++ from January 31, 1990 to January 31, 2000, compared to the Standard and Poor's 500 Index ("S&P 500")**, the Lipper Balanced Funds Average ("LBFA")+ and the Lehman Brothers Intermediate Government Corporate Index (Total) ("LBIGCI").**

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed in the upper left hand corner. The WesMark Balanced Fund (the "Fund") is represented by a solid line. The Standard & Poor's 500 Index ("S&P 500") is represented by a dotted line, the Lipper Balanced Fund Average ("LBFA") is represented by a dashed line and the Lehman Brothers Intermediate Government Corporate Index ("LBIGCI") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, the S&P 500, LBFA and the LBIGCI. The "x" axis reflects computation periods from 1/31/90 to 1/31/00. The "y" axis reflects the cost of the investment, beginning with $10,000 and going up to $45,000, in increments of $5,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500, LBFA and the LBIGCI. The ending values were $31,426, $43,132, $31,185 and $20,124, respectively.

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.75% ($10,000 minus $475 sales charge = $9,525), which became effective October 1, 1999. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P500, the LBFA and the LBIGCI have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 ** The S&P 500 and LBIGCI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged.

 + Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

 ++ WesMark Balanced Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 1/31/91 to 4/20/98, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

+++ Total returns quoted reflect all applicable sales charges.

WesMark Balanced Fund
Portfolio of Investments

January 31, 2000

Shares
Value

Common Stocks--65.1%

                     Banks - Major Regional--3.3%
50,000               PNC Bank

Corp.                                                                           $
2,400,000

-------------
                     Beverages - Soft--1.9%
40,000               PepsiCo,
Inc.
1,365,000

-------------
                     Beverages/Alcohol--0.9%
10,000               Anheuser - Busch Cos.,
Inc.                                                                    675,000

-------------
                     Biomedical--1.7%
20,000               (a)Amgen,
Inc.
1,273,750

-------------
                     Business Information--0.6%
5,000                Reuters Holdings PLC,
ADR                                                                      450,625

-------------
                     Chemical - Specialty--3.1%
15,000               Corning,
Inc.
2,313,750

-------------
                     Diversified Operations--6.3%
35,000               General Electric

Co.                                                                         4,668,125

-------------
                     Drugs & Health Care--4.5%
20,000               Bristol-Myers Squibb

Co.                                                                     1,320,000
25,000               Merck & Co.,
Inc.
1,970,313

-------------

Total

3,290,313

-------------
                     Electronic Components - Semiconductor--5.9%
40,000               Texas Instruments,
Inc.                                                                      4,315,000

-------------
                     Instruments - Control--5.6%
86,250               Honeywell International,
Inc.                                                                4,140,000

-------------
                       Insurance Property & Casualty--0.9%

6,250                American International Group,
Inc.                                                             650,781

-------------
                     Insurance - Life--1.3%
8,000                American General

Corp.                                                                         491,500
                     Insurance - Life--continued
20,000               Financial Services, Inc., Class
A                                                        $     497,500

-------------

Total

989,000

-------------
                      Office - Automation & Equipment--0.4%

15,000               Xerox
Corp.
313,125

-------------
                      Oil & Gas Equipment & Services--4.2%

80,000               Williams Cos., Inc.
(The)                                                                    3,100,000

-------------
                     Oil Components - Exploration & Production--2.3%
40,000               Burlington Resources,
Inc.                                                                   1,282,500
25,000               EOG Resources,
Inc.
396,875

-------------

Total

1,679,375

-------------
                     Oil Field Services--1.2%
30,000               Tidewater,
Inc.
853,125

-------------
                     Oil - Integrated--7.3%
8,000                Atlantic Richfield

Co.                                                                         616,000
30,000               BPAmoco PLC,
ADR
1,612,500

12,284               Conoco, Inc., Class

B                                                                          289,442
70,000               Phillips Petroleum

Co.                                                                       2,861,250

-------------

Total

5,379,192

-------------
                     Protection - Safety--1.7%
30,000               Tyco International

Ltd.                                                                      1,282,500

-------------
                     Retail - Apparel & Shoes--0.7%
25,000               Abercrombie & Fitch Co., Class
A                                                               534,375

-------------
                      Retail - Consumer Electronics --1.0%

20,000               Circuit City Stores,
Inc.                                                                      770,000

-------------
                     Telecommunication Services--0.6%
10,000               SBC Communications,
Inc.                                                                       431,250

-------------
                     Telecommunications Equipment--0.7%
10,000(a)            Tellabs,
Inc.
540,000

-------------
                     Utility - Electric Power--4.6%
100,000              DPL,
Inc.
$   1,918,750

15,666               Duke Energy
Corp.

904,711

30,000               TECO Energy,
Inc.
588,750

-------------

Total

3,412,211

-------------
                     Utility - Telephone--4.4%
20,000               AT&T
Corp.
1,055,000
30,000               GTE
Corp.
2,199,375

-------------

Total

3,254,375

-------------
                      Total Common Stocks (identified cost

$36,103,234)                                           48,080,872

-------------
Preferred Stocks--2.1%
                     Finance--1.1%
15,000               Merrill Lynch Preferred Capital Trust III,
Pfd.                                                308,438
25,000               Merrill Lynch Preferred Capital Trust IV,
Pfd.                                                 517,188

-------------

Total

825,626

-------------
                     Telecommunications - Cellular--0.6%
20,000               Motorola Capital Trust,
Pfd.                                                                   403,750

-------------
                     Utility - Gas Distribution--0.4%
7,000                MCN Energy Group, Inc., PRIDES,
8.00%                                                          302,750

-------------
                     Total Preferred Stocks (identified cost

$1,875,919)                                          1,532,126

-------------
Corporate Bonds--14.5%
                      Auto/Truck - Parts & Equipment--1.2%

$1,000,000           Delphi Auto Systems Corp., Note, 6.50%,
5/1/2009                                               901,127

-------------
                     Banking--1.3%
1,000,000            BankAmerica Corp., Sub. Note, 7.20%,
4/15/2006                                                 962,759

-------------
                     Computers - Mainframe--1.3%
1,000,000            International Business Machines Corp., Deb., 7.50%,
6/15/2013                                  986,317

-------------
                     Finance--0.6%
$ 500,000            PNC Funding Corp., Sub. Note, 6.125%,
2/15/2009                                          $     442,050

-------------
                     Oil Components - Exploration & Production--1.8%
1,500,000            EOG Resources, Inc., Note, 6.50%,
12/1/2007                                                  1,374,756

-------------
                     Oil - Integrated -- 5.8%
1,000,000            Coastal Corp., Deb., 9.625%,
5/15/2012                                                       1,125,150
1,000,000            Conoco, Inc., Sr. Note, 6.35%,
4/15/2009                                                       913,416
2,000,000            Phillips Petroleum Co., Deb., 9.375%,
2/15/2011                                              2,221,590

-------------

Total

4,260,156

-------------
                     Protection - Safety--1.2%
1,000,000            Tyco International Group, Sr. Note, 6.125%,
1/15/2009                                          878,140

-------------
                     Retail Trade--1.3%
1,000,000            Dillard Department Stores, Inc., Note, 7.85%,
10/1/2012                                        935,182

-------------
                     Total Corporate Bonds (identified cost

$11,323,365)                                         10,740,487

-------------
Government Agencies--12.8%
                     Federal Farm Credit Bank--2.7%
2,000,000            7.10%,
11/12/2002
2,000,618

-------------
                     Federal Home Loan Mortgage Corporation--10.1%
7,872,859            6.00%-6.50%, 3/1/2013 -
9/1/2018                                                             7,419,865

-------------
                     Total Government Agencies (identified cost

$9,972,869)                                       9,420,483

-------------
(b) Commercial Paper --4.0%
1,000,000            General Electric Capital Corp., 5.57%,
2/14/2000                                               997,989
2,000,000            Ford Motor Credit Co., 5.58%,
3/3/2000                                                       1,990,390

-------------
                      Total Commercial Paper (at amortized

cost)                                                   2,988,379

-------------
1,177,219            Federated U.S. Treasury Cash Reserves Fund (at net asset
value)                          $   1,177,219

-------------
                       Total Investments (identified cost

$63,440,985)(c)                                       $  73,939,566

-------------

(a) Non-income producing security.

(b) Each Issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(c) The cost of investments for federal tax purposes amounts to $63,440,985. The net unrealized appreciation of investments on a federal tax basis amounts to $10,498,581 which is comprised of $13,905,798 appreciation and $3,407,217 depreciation at January 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($73,860,557) at January 31, 2000.
The following acronyms are used throughout this portfolio:
ADR -- American Depositary Receipt
PRIDES -- Preferred Redeemable Increased Dividend Equity Securities
(See Notes which are an integral part of the Financial Statements)

WesMark Balanced Fund
January 31, 2000



Assets:
Total investments in securities, at value (identified and tax cost
$63,440,985)                                       $ 73,939,566
Income

receivable

321,296

Receivable for shares
sold

20,000

-----------
Total
assets

74,280,862
Liabilities:

Payable for investments

purchased                                                                 $ 402,375
Payable for shares
redeemed
1,500

Accrued

expenses

16,430

--------
Total
liabilities

420,305

-----------
Net Assets for 6,944,025 shares
outstanding

$ 73,860,557

-----------
Net Assets Consist of:
Paid in
capital

$ 60,240,328

Net unrealized appreciation of
investments

10,498,581

Accumulated net realized gain on
investments

3,121,648

-----------
Total Net
Assets

$ 73,860,557

-----------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($73,860,557 / 6,944,025 shares
outstanding)                                                     $ 10.64

-----------
Offering Price Per Share (100/95.25 of $10.64)
(a)                                                                         $ 11.17

-----------
Redemptions Proceeds Per
Share

$ 10.64

-----------

(a) See "What Do Shares Cost?" in the Prospectus.
(See Notes which are an integral part of the Financial Statements) WesMark Balanced Fund Statement of Operations

Year Ended January 31, 2000

Investment Income:
Dividends (net of foreign taxes withheld of
$1,000)                                                           $  987,875
Interest

1,332,571

----------
Total
income

2,320,446
Expenses:

Investment adviser

fee                                                                     $ 530,435
Administrative personnel and services
fee                                                     98,891
Custodian
fees
14,937

Transfer and dividend disbursing agent fees and
expenses                                      12,945
Directors'/Trustees'
fees                                                                      2,995
Auditing
fees
9,683

Legal

fees

1,680

Portfolio accounting

fees                                                                     42,252
Share registration
costs                                                                      16,957
Printing and
postage
11,254

Insurance
premiums

821

Miscellaneous

1,997

--------
Total

expenses

744,847
Waivers --

Waiver of investment adviser
fee                                                            (106,091)

--------
Net

expenses

638,756

---------
Net investment
income

1,681,690

---------
Realized and Unrealized Gain on Investments:
Net realized gain on
investments

3,851,990

Net change in unrealized appreciation of
investments                                                           2,992,458

---------
Net realized and unrealized gain on
investments                                                                6,844,448

---------
Change in net assets resulting from
operations                                                                $8,526,138

---------

(See Notes which are an integral part of the Financial Statements) WesMark Balanced Fund Statement of Changes in Net Assets


                                                                            Year

Ended                Period Ended

                                                                         January 31,
2000          January 31, 1999(a)
Increase (Decrease) in Net Assets:
Operations --
Net investment income                                                      $
1,681,690                  $ 1,371,156
Net realized gain on investments ($3,851,990 and $3,910,679, respectively, as computed for federal tax purposes)
3,851,990                    3,910,501
Net change in unrealized appreciation of investments
2,992,458                   (1,990,218)

-----------                  -----------
Change in net assets resulting from operations
8,526,138                    3,291,439

-----------                  -----------

Distributions to Shareholders --
Distributions from net investment income
(1,660,374)                  (1,392,294)
Distributions from net realized gains
(1,633,127)                  (3,007,894)

-----------                  -----------
Change in net assets resulting from distributions
to shareholders
(3,293,501)                  (4,400,188)

-----------                  -----------
Share Transactions --
Proceeds from sale of shares
13,683,589                   11,694,585
Proceeds from shares issued in connection with the merger
of Common Trust Funds
--                   53,660,556(b)
Net asset value of shares issued to shareholders in payment
of distributions declared
384,158                      245,179
Cost of shares redeemed
(6,326,453)                  (3,604,945)

-----------                  -----------
Change in net assets resulting from share transactions
7,741,294                   61,995,375

-----------                  -----------
Change in net assets
12,997,931                   60,886,626
Net Assets:
Beginning of period

60,886,626                           --

-----------                  -----------
End of period

$73,860,557                  $60,886,626

-----------                  -----------

(a) Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999. (b) Includes $9,496,341 of unrealized appreciation at April 20, 1998, related to the acquisition of Common Trust Funds.

(See Notes which are an integral part of the Financial Statements) WesMark Balanced Fund Financial Highlights

(For a share outstanding throughout each period)

                                                                               Year

Ended            Period Ended

January 31,            January 31,


2000                  1999(a)
Net asset value, beginning of period                                           $
9.81                 $ 10.00
Income from investment operations
Net investment income
0.25                    0.24
Net realized and unrealized gain on investments
1.07                    0.30

-------                 -------
Total from investment operations
1.32                    0.54

-------                 -------
Less distributions

Distributions from net investment income
(0.25)                  (0.24)
Distributions from net realized gain on investments
(0.24)                  (0.49)

-------                 -------
Total distributions
(0.49)                  (0.73)

-------                 -------
Net asset value, end of period                                                 $
10.64                 $  9.81

-------                 -------
Total return (b)
13.52%                   5.50%
Ratios to average net assets
Expenses
0.90%                   1.15%*
Net investment income
2.38%                   3.03%*
Expenses waiver/reimbursement (c)
0.15%                   0.09%*
Supplemental data
Net assets, end of period (000 omitted)
$73,864                 $60,887
Portfolio turnover
44%                     57%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999. (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements) WesMark Balanced Fund Notes to Financial Statements

January 31, 2000

1.  Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the

"Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of WesMark Balanced Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide capital appreciation and income.

On April 20, 1998, the Fund acquired a portfolio of a common trust fund managed by WesBanco Bank Wheeling, the Fund's investment adviser. The acquisition was a tax-free exchange of 5,366,055 shares of the Fund valued at $53,660,556 and unrealized appreciation of $9,496,341.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   Investment Valuation -- U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

   Investment Income, Expenses and Distributions -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   Federal Taxes -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

   When-Issued and Delayed Delivery Transactions -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

WesMark Balanced Fund

   Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other -- Investment transactions are accounted for on a trade date basis.

3.  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


                                                                                 Year

Ended              Period Ended

                                                                              January

31, 2000       January 31, 1999(a)

Shares sold

1,296,249                     1,184,327
Proceeds from shares issued in connection with the merger
of Common Trust
Funds

--                     5,366,055
Shares issued to shareholders in payment of
distributions declared
35,955                        24,813
Shares redeemed
(596,275)                     (367,099)

---------                     ---------
Net change resulting from share transactions
735,929                     6,208,096

(a) Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999.

4.  Investment Adviser Fee and Other Transactions with Affiliates

   Investment Adviser Fee -- WesBanco Trust and Investment Services, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   Administrative Fee -- Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0. 075% of the average aggregate net assets of the Trust for the period.

   Distribution (12b-1) Fee -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's shares, annually, to compensate Edgewood Services, Inc. For the year ended January 31, 2000, the Fund did not incur fees under the Plan.

WesMark Balanced Fund

   Shareholder Services Fee -- Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the year ended January 31, 2000, the Fund did not incur a shareholder services fee.

   Transfer and Dividend Disbursing Agent Fees and Expenses -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   Portfolio Accounting Fees -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   Custodian Fees -- WesBanco is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   Interfund Transactions -- During the year ended January 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act, and amounted to $37,341,333 and $37,259,815, respectively.

   Other Affiliated Parties and Transactions -- Pursuant to an exemptive order issued by the SEC, the Fund may invest in certain affiliated money market funds. As of January 31, 2000, the Fund owned 0.04% of outstanding shares of Federated U.S. Treasury Cash Reserve Fund, which is distributed by an affiliate of the Fund's distributor.

   General -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 2000, were as follows:


Purchases                                                      $34,988,170
Sales                                                          $29,486,800

Independent Auditors' Report

To the Board of Trustees of WESMARK FUNDS and Shareholders of WESMARK BALANCED
FUND:

We have audited the accompanying statement of assets and liabilities of WesMark Balanced Fund (a portfolio of WesMark Funds), including the portfolio of investments, as of January 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended January 31, 2000 and the period from April 20, 1998 (date of initial public investment) to January 31, 1999, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of WesMark Balanced Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WesMark Balanced Fund as of January 31, 2000, the results of its operations for the year then ended, the changes in its net assets for the year ended January 31, 2000 and the period from April 20, 1998 (date of initial public investment) to January 31, 1999, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts March 22, 2000
Trustees

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis John F. Cunningham
J. Christopher Donahue
Lawrence D. Ellis, M.D.
Peter E. Madden
Charles F. Mansfield, Jr.
John E. Murray, Jr., J.D., S.J.D.
Marjorie P. Smuts
John S. Walsh
Officers

John F. Donahue
  Chairman

Edward C. Gonzales
  President and Treasurer

J. Christopher Donahue
  Executive Vice President

John W. McGonigle

  Executive Vice President and Secretary
Richard B. Fisher

  Vice President
Beth S. Broderick

  Vice President and Assistant Treasurer
C. Todd Gibson

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[WESMARK BALANCED FUND LOGO APPEARS HERE]

Annual Report
Dated January 31, 2000


[WESBANCO LOGO APPEARS HERE]

Edgewood Services, Inc. Distributor
Cusip 951025303
G02160-12 (3/00)


[Logo of Wesmark]
                                    Bond Fund

                                  Annual Report

                                January 31, 2000

[Logo of WesMark]

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for WesMark Bond Fund. This report covers the 12-month period from February 1, 1999 through January 31, 2000. It gives you a complete picture of the fund's operations, beginning with an overview of the bond market and fund strategy by the portfolio manager, followed by a complete list of fund holdings and the financial statements.

WesMark Bond Fund is managed to help your money earn income through a diversified, professionally managed portfolio that consists primarily of high-quality bonds. At the end of the reporting period, the fund's $123.8 million portfolio was invested most heavily in government agency securities. I urge you to read the portfolio manager's discussion on the following page, which will familiarize you with how your investment is managed.

During the fiscal year, the fund produced and paid income totaling $0.56 per share and paid capital gains totaling $0.01 per share. Due to a rising interest rate environment that caused the prices of bonds to decline, the fund's net asset value declined by $0.90 per share, which resulted in a negative total return of (3.41%).1 The fund's net assets totaled $125.1 million at the end of the period.

Thank you for selecting WesMark Bond Fund to pursue your financial goals through a diversified portfolio of bonds.

Sincerely,


Edward C. Gonzales

President

March 15, 2000

1 Performance quoted is based on net asset value. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the one year period ended January 31, 2000 based on offering price (i.e., less any applicable sales charge) was (7.00%).

Investment Review

Interest rates began rising in mid-1999 as it became apparent that the expected slowing in the economy during the second half of the year was not likely to occur. Instead, the growth rate of the economy increased strongly and Y2K fears were proven to be unfounded. The Federal Reserve Board (the "Fed") increased interest rates three times during the second half of the year. However, long-term interest rates rose less than short-term interest rates resulting in a flattening of the yield curve. Because inflation expectations have not yet begun to rise, the Fed is moving to raise interest rates very early before inflation psychology begins to become embedded in the financial markets. However, the economy has not yet responded to rising interest rates. We anticipate several additional increases in interest rates by the Fed by mid-year.

The Fund provided a total return of (3.41%)1 for the fiscal year ended January 31, 2000. The income return for the year was 5.39%. As of January 31, 2000, the 30-day SEC yield2 was 6.66%. As of the year-end 1999, we continued to maintain our focus on high quality bonds with 53% of the Fund invested in bonds rated AAA.3

Corporate bond yields rose more rapidly than U.S. Treasury securities resulting in historically wide yield spreads. A very large calendar of new corporate issues contributed to this widening in the yield curve. However, rising interest rates on mortgages reduced refinancing activity sharply. As a result, there were reduced offerings of mortgage securities resulting in a narrowing of the yield spread in mortgage securities. At the beginning of the year, the portfolio was represented by the following sectors; agencies 33.6%, mortgage securities 53.0%, and corporate securities 6.1%. By the end of the year, we had realigned the portfolio to increase the weighting in corporate securities and our allocation to these three sectors; agencies 17.5%, mortgage securities 36.6%, and corporate securities 39.1%. This change in allocation among sectors of the bond market did not detract from our emphasis on maintaining high quality. Corporate bonds held in the portfolio at year end had an average credit rating of A. Duration for the portfolio increased as we utilized the rise in interest rates to improve the yield for the portfolio. Duration of the portfolio during the year increased from 4.07 to 5.62.4 We believe these portfolio decisions should contribute to a positive rate of return when interest rates begin to slow the growth of the U.S. economy.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the one-year period ended January 31, 2000 based on offering price (i.e., less any applicable sales charge) was (7.00%).

2 The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per place on that date. The figure is then compounded and annualized.

3 These ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

4 Duration in the measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Last Meeting of Shareholders

A Special Meeting of Trust shareholders was held on December 17, 1999. As of October 27, 1999, the record date for shareholder voting at the meeting, there were 13,183,723 total outstanding Shares. The following items were considered by shareholders and the results of their voting were as follows:

Agenda Item 1.   To elect five Trustees*


                                 For            Withheld Authority To Vote
--------------------------------------------------------------------------------
Nicholas P. Constantakis        12,529,981                      0
John F. Cunningham              12,529,981                      0
J. Christopher Donahue          12,529,981                      0
Charles F. Mansfield, Jr.       12,529,981                      0
John S. Walsh                   12,529,981                      0

* The following Trustees continued their terms as Trustees of the Trust:  John
  F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., Marjorie P. Smuts.

Agenda Item 2.    To make changes to the fund's fundamental investment policies:

a. To amend the fund's fundamental investment policies regarding borrowing money and issuing senior securities.


For                    Against           Abstentions
-----------------------------------------------------
12,525,129               3,619               1,233

b. To amend the fund's fundamental investment policies regarding investments in real estate.


For                   Against              Abstentions
-------------------------------------------------------
12,517,227             3,619                  9,135

c. To amend the fund's fundamental investment policies regarding investments in commodities.


For                  Against           Abstentions
---------------------------------------------------
12,506,881            21,867               1,233

d. To amend the fund's fundamental investment policy regarding underwriting securities.


For                  Against          Abstentions
--------------------------------------------------
12,525,129           3,619              1,233

e. To amend the fund's fundamental investment policy regarding lending by the fund.


For                  Against          Abstentions
--------------------------------------------------
12,517,222           11,521              1,238

f. To amend the fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.


For                 Against         Abstentions
--------------------------------------------------
12,506,881           21,867             1,233

g. To amend, and to make non-fundamental, the fund's fundamental investment policy regarding buying securities on margin.


For                Against        Abstentions
------------------------------------------------
12,525,129         3,619            1,233

Agenda Item 3.   To eliminate the fund's fundamental investment policy on
selling securities short.


For               Against         Abstentions
--------------------------------------------------
12,506,881        21,867             1,233

WesMark Bond Fund

Growth of $10,000 invested in WesMark Bond Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Bond Fund (the "Fund") from April 20, 1998 (start of performance) to January 31, 2000, compared to the Lipper Intermediate Government Funds ("LIGFA")** and the Lehman Brothers Intermediate Government/ Corporate Index ("LBIGCI").+

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed in the upper left hand corner. The WesMark Bond Fund (the "Fund") is represented by a solid line. The Lehman Brothers Intermediate Government Corporate Index ("LBIGCI") is represented by a dotted line and the Lipper Intermediate Government Funds ("LIGFA") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, the LBIGCI and the LIGFA. The "x" axis reflects computation periods from 4/20/98 (the Fund's start of performance) to 1/31/00. The "y" axis reflects the cost of the investment, beginning with $10,000 and going up to $12,000, in increments of $500. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBIGCI and the LIGFA. The ending values were $10,210, $11,008 and $10,372, respectively.

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.75% ($10,000 minus $375 sales charge = $9,625), which became effective October 1, 1999. The Fund's performance assumes the reinvestment of all dividends and distributions. The LIGFA and the LBIGCI have been adjusted to reflect reinvestment of dividends on securities in the index and average.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

 + LBIGCI is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Investments cannot be made in an index.

++ Total returns quoted reflect all applicable sales charges.

WesMark Bond Fund
Portfolio of Investments

January 31, 2000


 Principal
  Amount

Value
Corporate Bonds--39.1%
Automotive -- 2.9%

$  3,000,000  Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009                    $
2,703,381

   1,000,000  Goodyear Tire & Rubber Co., Sr. Note, 6.625%,
12/1/2006                  926,861

-----------
              Total

3,630,242

-----------
Banking -- 4.0%
   1,000,000  Bank of America Corp., Sr. Note, 5.875%,
2/15/2009                       873,404
   2,000,000  Bank of America Corp., Sub. Note, 9.375%, 9/15/2009
2,182,102

   2,000,000  NationsBank Corp., Sub. Note, 7.80%, 9/15/2016
1,965,562

-----------
              Total

5,021,068

-----------
Basic Materials -- 0.8%
   1,000,000  Worthington Industries, Inc., 7.125%,
5/15/2006                          947,132
Computer Services -- 1.5%
   1,000,000  Dell Computer Corp., Sr. Note, 6.55%,
4/15/2008                          921,891
   1,000,000  First Data Corp., MTN, Series D, 6.375%,
12/15/2007                      924,760

-----------
              Total

1,846,651

-----------
Computers - Mainframe -- 2.4%
   3,000,000  International Business Machines Corp., Deb., 7.50%, 6/15/2013
2,958,951

-----------
Computers - Mini -- 3.2%
   4,000,000  Sun Microsystems, Inc., Sr. Note, 7.65%, 8/15/2009
3,970,564

-----------
Energy -- 0.8%
   1,000,000  Columbia Energy Group, Note, 7.32%,
11/28/2010                           939,571

-----------
Finance -- 4.9%
   1,000,000  Donaldson, Lufkin and Jenrette Securities Corp., Note, MTN,
6.90%,       935,398

10/1/2007                                                                935,398
   1,000,000  FINOVA Capital Corp., Sr. Note, 6.75%,
3/9/2009                          917,990
     750,000  Merrill Lynch & Co., Inc., Note, 7.00%,
1/15/2007                        717,572
   1,000,000  National City Corp., Sub. Note, 6.625%,
3/1/2004                         958,192
   2,000,000  National City Corp., Sub. Note, 6.875%, 5/15/2019
1,772,408

   1,000,000  PNC Funding Corp., Sub. Note, 6.125%,
2/15/2009                          884,100

-----------
              Total

6,185,660

-----------
Finance - Automotive--2.9%
   3,000,000  Ford Motor Credit Corp., Sr. Note, 5.80%, 1/12/2009
2,607,390

   1,000,000  General Motors Acceptance Corp., Note, 7.00%, 3/1/2000
1,000,327

-----------
              Total

3,607,717

-----------
Instruments - Control -- 0.8%
   1,000,000  Honeywell, Inc., 7.00%,
3/15/2007                                        955,376

-----------
Insurance -- 1.4%
   2,000,000  Progressive Corp., OH, Note, 7.00%, 10/1/2013
1,810,618

-----------
Metals & Mining--0.7%
   1,000,000  Commercial Metals Corp., Note, 6.75%,
2/15/2009                          904,031

-----------
Oil -- 1.3%
   1,400,000  Coastal Corp., Deb., 9.625%, 5/15/2012
1,575,210

-----------
Oil Components - Exploration & Production -- 2.5%
   3,500,000  EOG Resources, Inc., Note, 6.50%, 12/1/2007
3,207,764

-----------
Oil Refining & Marketing -- 1.2%
     500,000  Union Oil of California, 9.125%,
2/15/2006                               525,285
   1,000,000  Union Oil of California, Sr. Note, Series C, 6.70%,
10/15/2007           928,749

-----------
              Total

1,454,034

-----------
Pharmaceuticals -- 1.4%
   2,000,000  Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016
1,835,350

-----------
Protection - Safety -- 2.1%
   3,000,000  Tyco International Group, Sr. Note, 6.125%, 1/15/2009
2,634,420

-----------
Retail - Major Department Stores -- 2.1%
     500,000  Penney (J.C.) Co., Inc., Deb., 7.65%,
8/15/2016                          426,165
   1,000,000  Penney (J.C.) Co., Inc., Note, 7.60%,
4/1/2007                           912,591
   1,500,000  Sears Roebuck Acceptance Corp., Note, 6.875%, 10/15/2017
1,304,622

-----------
               Total

2,643,378

-----------
Utility - Telephone -- 2.2%
   2,000,000  Alltel Corp., Deb., 7.00%, 3/15/2016
1,824,918

   1,000,000  GTE Northwest, Inc., Deb., 6.30%,
6/1/2010                               903,448

-----------
              Total

2,728,366

-----------
              Total Corporate Bonds (identified cost $55,543,153)
48,856,103

-----------
Government Agencies -- 54.1%
Federal Farm Credit Bank -- 3.8%
   5,000,000  6.46%, 4/2/2008
4,665,060

-----------
Federal Home Loan Bank -- 10.9%
   3,000,000  5.475%, 1/12/2009
2,640,594

   6,335,000  5.83%, 9/30/2013
5,410,502

   3,000,000  6.50%, 9/9/2008
2,779,395

   3,000,000  6.865%, 10/23/2007
2,849,316

-----------
              Total

13,679,807

-----------
Federal Home Loan Mortgage Corporation -- 28.8%
  12,295,527  6.00%, 4/1/2013 - 10/01/2013
11,516,795

  10,838,653  6.50%, 3/1/2013 - 5/1/2013
10,364,353
   4,000,000  6.69%, 4/23/2008
3,752,236

   4,000,000  6.846%, 10/10/2007
3,797,276

   6,837,735  7.00%, 7/1/2011 - 3/1/2018
6,635,041

-----------
              Total

36,065,701

-----------
Federal National Mortgage Association -- 7.8%
   6,939,292  6.50%, 5/1/2018 - 9/1/2018
6,542,365

   2,000,000  6.59%, 5/21/2008
1,877,142

   1,404,385  7.00%, 2/1/2018
1,352,142

-----------
              Total

9,771,649

-----------
Tennessee Valley Authority -- 2.8%
$  4,000,000  Tennessee Valley Authority, Series C, 6.00%, 3/15/2013              $
3,516,480

-----------
              Total Government Agencies (identified cost $68,863,514)
67,698,697

-----------
(a)Commercial Paper -- 1.6%
   2,000,000  Three Rivers Funding Corp., 5.62%, 2/10/2000 (at amortized cost)
1,997,190

-----------
Preferred Stocks -- 1.9%
Finance--1.6%
      50,000  Merrill Lynch Preferred Capital Trust III, Pfd.
1,028,125

      25,000  Merrill Lynch Preferred Capital Trust IV,
Pfd.                           517,188
      20,500  Reliastar Financing I,
Pfd.                                              452,281

----------
              Total

1,997,594

-----------
Telecommunications - Cellular -- 0.3%
      20,000  Motorola Capital Trust,
Pfd.                                             403,750

-----------
              Total Preferred Stocks (identified cost $2,876,538)
2,401,344

-----------
Mutual Fund -- 2.2%
   2,802,419  Federated Prime Obligations Fund (at net asset value)
2,802,419

------------
              Total Investments (identified cost $132,082,814)(b)
123,755,753

-----------

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) The cost of investments for federal tax purposes amounts to $132,082,814. The net unrealized depreciation of investments on a federal tax basis amounts to $8,327,061 which comprised $1,554 appreciation and $8,328,615 depreciation at January 31, 2000.

Note: The categories of investments are shown as a percentage of net assets
      ($125,123,400) at January 31, 2000.

The following acronym is used throughout this portfolio: MTN --Medium Term Note (See Notes which are an integral part of the Financial Statements)

WesMark Bond Fund
Statement of Assets and Liabilities

January 31, 2000

Assets:
---------------------------------------------------------------------------------------------------------------

Total investments in securities, at value (identified and tax cost

$132,082,814)
$      123,755,753

Income

receivable

1,870,669

Receivable for shares
sold

2,000

------------------
Total
assets

125,628,422
Liabilities:

Income distribution payable                                               $    499,625
Accrued expenses                                                                 5,397
                                                                          ------------
Total
liabilities

505,022

------------------
Net Assets for 13,592,287 shares

outstanding                                                 $      125,123,400

------------------
Net Assets Consist of:
Paid in
capital

$      134,067,924
Net unrealized depreciation of
investments                                                           (8,327,061)
Accumulated net realized loss on
investments                                                           (710,764)
Undistributed net investment
income                                                                      93,301

------------------
Total Net
Assets

$      125,123,400

------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($125,123,400 / 13,592,287 shares

outstanding)
$       9.21

------------------
Offering Price Per Share (100/96.25 of

$9.21)(a)                                                   $       9.57

------------------
Redemption Proceeds Per

Share                                                                      $
9.21

------------------

(a) See "What Do Shares Cost?" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

WesMark Bond Fund
Statement of Operations
Year Ended January 31, 2000


Investment Income:

Dividends

$          204,457
Interest

7,730,599

------------------
Total
income

7,935,056
Expenses:

Investment adviser fee                                              $       725,072
Administrative personnel and services fee                                   169,017
Custodian fees                                                               18,691
Transfer and dividend disbursing agent fees and
 expenses                                                                     6,233
Directors'/Trustees' fees                                                     3,046
Auditing fees                                                                16,203
Legal fees                                                                    1,097
Portfolio accounting fees                                                    24,457
Share registration costs                                                     16,640
Printing and postage                                                          7,992
Insurance premiums                                                            1,050
Miscellaneous                                                                 1,499
                                                                     --------------
Total expenses                                                              990,997
Waivers--
Waiver of investment adviser fee                                           (120,845)
                                                                     --------------
Net

expenses

870,152

------------------
Net investment
income

7,064,904

------------------
Realized and Unrealized Loss on Investments:
Net realized loss on
investments

(710,764)

Net change in unrealized appreciation of
investments                                                 (10,581,038)

------------------
Net realized and unrealized loss on
investments                                                      (11,291,802)

------------------
Change in net assets resulting from
operations                                                        (4,226,898)

------------------

(See Notes which are an integral part of the Financial Statements)


WesMark Bond Fund
Statement of Changes in Net Assets


                                                                      Year Ended

Period Ended

                                                          January 31, 2000   January

31, 1999(a)
                                                          ----------------
--------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                     $    7,064,904     $
4,572,517

Net realized gain (loss) on investments (($710,764) and
$337,566, respectively, as computed for federal tax
purposes)                                                       (710,764)
337,566

Net change in unrealized appreciation of investments         (10,581,038)
951,644

                                                          ---------------
----------------
Change in net assets resulting from operations                (4,226,898)
5,861,727

                                                          ---------------
----------------
Distributions to Shareholders--
Distributions from net investment income                      (6,971,603)
(4,572,517)

Distributions from net realized gains                            (70,876)
(266,690)

                                                          ---------------
----------------
Change in net assets resulting from distributions to
shareholders                                                  (7,042,479)
(4,839,207)

                                                          ---------------
----------------
Share Transactions--
Proceeds from sale of shares                                  26,937,178
29,836,051

Proceeds from shares issued in connection with the
merger of Common Trust Funds                                          --
94,009,198(b)

Net asset value of shares issued to shareholders in
payment of distributions declared                              1,664,577
1,030,624

Cost of shares redeemed                                       (9,854,641)
(8,252,730)

                                                          ---------------
----------------
Change in net assets resulting from share transactions        18,747,114
116,623,143

                                                          ---------------
----------------
Change in net assets                                           7,477,737
117,645,663
Net Assets:

Beginning of period

117,645,663                  --
                                                          ---------------
----------------
End of period (including undistributed net investment
income of $93,301 and $70,876, respectively)              $  125,123,400     $
117,645,663

                                                          ---------------
----------------

(a) For the period from April 20, 1998 (date of initial public investment) to January 31, 1999.

(b) Includes $1,302,333 of unrealized appreciation at April 20, 1998, related to the acquisition of Common Trust Funds.

(See Notes which are an integral part of the Financial Statements)


WesMark Bond Fund

Financial Highlights

(For a share outstanding throughout each period)


                                                                      Year Ended

Period Ended

                                                          January 31, 2000
January 31, 1999(a)
                                                          ----------------
------------------
Net asset value, beginning of period
$10.11                     $10.00
Income from investment operations
Net investment income
0.56                       0.43
Net realized and unrealized gain (loss) on investments
(0.89)                      0.13

-------                    -------
Total from investment operations
(0.33)                      0.56

-------                    -------
Less distributions

Distributions from net investment income
(0.56)                     (0.43)
Distributions from net realized gain on investments
(0.01)                     (0.02)

-------                    -------
Total distributions
(0.57)                     (0.45)

-------                    -------
Net asset value, end of period                              $
9.21                     $10.11

-------                    -------
Total return (b)
(3.41%)                     5.70%
Ratios to average net assets
Expenses
0.72%                    0.90%*
Net investment income
5.85%                    5.47%*
Expense waiver/reimbursement (c)
0.10%                    0.07%*
Supplemental data
Net assets, end of period (000 omitted)                   $125,123
$117,646

Portfolio turnover
26%                        39%

  * Computed on an annualized basis.

(a) Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


WesMark Bond Fund
Notes to Financial Statements

January 31, 2000

1.   Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of WesMark Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high current income consistent with preservation of capital.

On April 20, 1998, the Fund acquired the assets of two common trust funds managed by WesBanco Bank Wheeling, the Fund's investment adviser. The acquisition was a tax-free exchange of 9,400,919 shares of the Fund valued at $94,009,198 and unrealized appreciation of $1,302,333.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations -- U.S. government securities, listed corporate bonds, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Investment Income, Expenses and Distributions -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other -- Investment transactions are accounted for on a trade date basis.

3.   Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                      Year Ended

Period Ended

                                                           January 31, 2000
January 31, 1999(a)
                                                           ----------------
-------------------
Shares sold                                                   2,802,070
2,955,796

Proceeds from shares issued in connection with the
merger of Common Trust Funds                                         --
9,400,919

Shares issued to shareholders in payment of
distributions declared
173,886                 102,148
Shares redeemed
(1,023,579)               (818,953)
                                                             -----------
-----------
Net change resulting from share transactions                  1,952,377
11,639,910

                                                             -----------
-----------

(a) Reflects operations for the period from April 20, 1998 (date of initial public investments) to January 31, 1999.

4.  Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee -- WesBanco Trust and Investment Services, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee -- Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period.

Distribution (12b-1) Fee -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's shares, annually, to compensate Edgewood Services, Inc. For the year ended January 31, 2000, the Fund did not incur fees under the plan.

Shareholder Services Fee -- Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the year ended January 31, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees -- WesBanco is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions -- During the year ended January 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant with Rule 17a-7 under the Act amounting to $51,781,317 and $54,016,948, respectively.

Other Affiliated Parties and Transactions -- Pursuant to an exemptive order issued by the SEC, the Fund may invest in certain affiliated money market funds. As of January 31, 2000, the Fund owned 0.03% of outstanding shares of Federated Prime Obligations Fund, which is distributed by an affiliate of the Fund's distributor.

General -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 2000, were as follows:

Purchases             $49,743,964
---------------------------------
Sales                 $31,008,717
---------------------------------

Independent Auditors' Report

To the Board of Trustees of WESMARK FUNDS and Shareholders of WESMARK BOND FUND:

We have audited the accompanying statement of assets and liabilities of WesMark Bond Fund (a portfolio of WesMark Funds), including the portfolio of investments, as of January 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended January 31, 2000 and the period from April 20, 1998 (date of initial public investment) to January 31, 1999, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of WesMark Bond Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WesMark Bond Fund as of January 31, 2000, the results of its operations for the year then ended, the changes in its net assets for the year ended January 31, 2000 and the period from April 20, 1998 (date of initial public investment) to January 31, 1999, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP|
Boston, Massachusetts
March 22, 2000

Trustees

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
John F. Cunningham
J. Christopher Donahue
Lawrence D. Ellis, M.D.
Peter E. Madden
Charles F. Mansfield, Jr.
John E. Murray, Jr., J.D., S.J.D.
Marjorie P. Smuts
John S. Walsh

Officers
John F. Donahue

 Chairman
Edward C. Gonzales

 President and Treasurer
J. Christopher Donahue

 Executive Vice President
John W. McGonigle

 Executive Vice President and Secretary
Richard B. Fisher

 Vice President
Beth S. Broderick

 Vice President and Assistant Treasurer
C. Todd Gibson

 Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Logo of WesMark]

Annual Report
Dated January 31, 2000

Edgewood Services, Inc., Distributor

Cusip 951025402
G02160-12 (3/00)

[Logo of WesBanco]
Investment Adviser
A Division of WesBanco Bank, Inc.

[WESMARK GROWTH FUND LOGO APPEARS HERE]
Growth
Fund

Annual Report
January 31, 2000

[WESMARK FUNDS LOGO APPEARS HERE]

President's Message

Dear Shareholder:

I am extremely pleased to present the Annual Report to Shareholders for WesMark Growth Fund. This report covers the 12-month period from February 1, 1999 through January 31, 2000. It gives you a complete picture of the fund's operations, beginning with an overview of the stock market and fund strategy by the fund's manager, followed by a complete list of fund holdings and the financial statements. WesMark Growth Fund is managed to help your money grow over time. To pursue that objective, the fund invests in a diversified portfolio of stocks selected for their long-term potential to provide above-average returns. During the fiscal year, the fund produced a total return of 31.22%1. Contributing to the total return were a net asset value increase of $2.35, income distributions totaling $0.01 per share, and capital gain distributions totaling $1.60 per share. The fund's net assets totaled $183.3 million at the end of the reporting period.

Thank you for pursuing your longer-term financial goals through the professional management and diversification of WesMark Growth Fund. Sincerely,

/s/Edward C. Gonzales
Edward C. Gonzales

President

March 15, 2000

1 Performance quoted is based on net asset value. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the one-year period ended January 31, 2000 based on offering price (i.e., less any applicable sales charge) was 24.94%.

Investment Review

For the second consecutive year, the United States economy grew strongly, while most stock market indices such as the Standard & Poor's 500 ("S&P")/1/ and, in particular, the NASDAQ Composite/2/, surged in value. The fourth quarter represented one of the strongest quarters on record for many market indices. Unfortunately, most stocks did not fully participate as more than half of the stocks in the S&P declined in price.

By any measure, the performance of the U.S. economy is astounding. Corporate profits rose at such a strong rate that even rising interest rates did not impact the positive rate of return for many stocks, particularly telecommunications and technology stocks. Companies in both sectors reported extremely strong earnings results and accounted for a disproportionate share of the rising earnings reported for the S&P in total. Many companies reported improved results, but not sufficiently strong to overcome the impact of rising interest rates.

During 1998, our overweighted position in technology stocks detracted from the rate of return on the Growth Fund. The rise in price in this past year more than compensated so that the rate of return for the fund since its inception has exceeded that of the S&P/3/. The fund's rate of return for calendar year end 1999 was 41.99% (vs. 30.42% for the S&P) and since the fund's inception on 4/14/97 has been 27.85%/4/ (vs.21.05% for the S&P) annualized. While we believe that the technology sector will continue to provide strong earnings growth, stock prices of most companies have risen too rapidly. We began during the fourth quarter to reduce our holdings because we believe that excessive optimism has now led to extreme valuations. We are in the process of redeploying sales proceeds into other sectors such as financial services and energy, where low price-earnings ratios reflect excessive pessimism. We expect that companies in these sectors will report much stronger earnings than the expectation which is reflected in such low absolute and relative price-earnings ratios.

1 The S&P Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2 The NASDAQ Composite Index measures all domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market, Inc.

3 Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

4 Total return for calendar year end 1999 based on offering price (i.e., less any applicable sales charge) was 35.26% and the annualized return (since inception) was 25.58%.

Last Meeting of Shareholders

A Special Meeting of Trust shareholders was held on December 17, 1999. As of October 27, 1999, the record date for shareholder voting at the meeting, there were 11,437,514 total outstanding Shares. The following items were considered by shareholders and the results of their voting were as follows:

Agenda Item 1.   To elect five Trustees*

                                           For       Withheld Authority To Vote

                                        ---------------------------------------
Nicholas P. Constantakis                10,672,598            1,558
John F. Cunningham                      10,672,598            1,558
J. Christopher Donahue                  10,672,598            1,558
Charles F. Mansfield, Jr.               10,672,598            1,558
John S. Walsh                           10,672,598            1,558

* The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter
  E. Madden, John E. Murray, Jr., Marjorie P. Smuts.

Agenda Item 2. To make changes to the fund's fundamental investment policies: a. To amend the fund's fundamental investment policies regarding borrowing money and issuing senior securities.

For                     Against         Abstentions
---------------------------------------------------
10,661,032               9,074             4,050

b. To amend the fund's fundamental investment policies regarding investments in real estate.

For                    Against         Abstentions
--------------------------------------------------
10,667,386               2,648             4,122

c. To amend the fund's fundamental investment policies regarding investments in commodities.

For                    Against         Abstentions
--------------------------------------------------
10,663,704               994               9,458

d. To amend the fund's fundamental investment policy regarding underwriting securities.

For                    Against         Abstentions
--------------------------------------------------
10,778,053               472              5,631

e. To amend the fund's fundamental investment policy regarding lending by the fund.

For                    Against         Abstentions
--------------------------------------------------
10,662,767               1,076             10,313

f. To amend the fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.


For                    Against         Abstentions
--------------------------------------------------
10,670,147               175              3,834

g. To amend, and to make non-fundamental, the fund's fundamental investment policy regarding buying securities on margin.

For                    Against         Abstentions
--------------------------------------------------
10,665,242              5,080             3,834

Agenda Item 3. To eliminate the fund's fundamental investment policy on selling securities short.

For                    Against         Abstentions
--------------------------------------------------
10,665,574               2,891             5,691

WesMark Growth Fund

Growth of $10,000 invested in WesMark Growth Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Growth Fund (the "Fund") from April 14, 1997 (start of performance) to January 31, 2000, compared to the Standard and Poor's 500 Index ("S&P 500")** and Lipper Growth Funds Average ("LGFA").+

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed in the upper left hand corner. The WesMark Growth Fund (the "Fund") is represented by a solid line. The Standard & Poor's 500 Index ("S&P 500") is represented by a dotted line and the Lipper Growth Funds Average ("LGFA") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, the S&P 500 and the LGFA. The "x" axis reflects computation periods from 4/14/97 (the Fund's start of performance) to 1/31/00. The "y" axis reflects the cost of the investment, beginning with $10,000 and going up to $22,000, in increments of $2,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the LGFA. The ending values were $19,019, $20,761 and $19,421, respectively.

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2000++
1 Year                                                     24.94%

Start of Performance (4/14/97).                            23.61%

Start of Performance (4/14/97) (cumulative                 81.13%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.75% ($10,000 minus $475 sales charge = $9,525), which became effective October 1, 1999. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.


** The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated.

    These figures do not reflect sales charges.
++  Total returns quoted reflect all applicable sales charges.
WesMark Growth Fund
 Portfolio of Investments


January 31, 2000

Shares
Value

Common Stocks--87.3%

                     Advertising Agencies-- 2.2%
25,000               Omnicom Group,
Inc.                                                                     $
2,342,187

30,000               Young & Rubicam,
Inc.                                                                        1,616,250

--------------

Total

3,958,437

--------------
                     Banks - Major Regional-- 4.9%
25,000               First Union
Corp.

839,063

125,000              PNC Bank
Corp.
6,000,000

55,000               Wells Fargo
Co.

2,200,000

--------------

Total

9,039,063

--------------
                     Beverages/Alcohol-- 1.8%
50,000               Anheuser-Busch Cos.,
Inc.                                                                    3,375,000

--------------
                     Biomedical-- 4.9%
140,000              (a)Amgen,
Inc.
8,916,250

--------------
                     Business Information-- 0.5%
10,000               Reuters Holdings PLC,
ADR                                                                      901,250

--------------
                     Chemical - Specialty-- 3.4%
40,000               Corning,
Inc.
6,170,000

--------------
                     Computer Services-- 3.6%
135,000              First Data
Corp.

6,623,437

--------------
                     Computers - Mainframe-- 1.2%
20,000               International Business Machines
Corp.                                                        2,243,750

--------------
                     Computers - Mini-- 3.0%
70,000               (a)Sun Microsystems,
Inc.                                                                    5,499,375

--------------
                     Diversified Operations-- 2.2%
30,000               General Electric

Co.                                                                         4,001,250

--------------
                     Drugs & Health Care-- 4.6%
70,000               Bristol-Myers Squibb

Co.                                                                     4,620,000
50,000               Merck & Co.,
Inc.
3,940,625

--------------

Total

8,560,625

--------------
                     Electronic Components - Semiconductor-- 6.3%
75,000               (a)Adaptec,
Inc.                                                                        $
3,928,125

70,000               Texas Instruments,
Inc.                                                                      7,551,250

--------------

Total

11,479,375

--------------
                     Forest Products-- 0.3%
10,000               Weyerhaeuser
Co.

573,750

--------------
                     Instruments - Control-- 6.1%
231,250              Honeywell International,
Inc.                                                               11,100,000

--------------
                     Insurance - Property & Casualty-- 3.9%

68,750               American International Group,
Inc.                                                           7,158,594

--------------
                     Insurance - Life-- 1.1%
80,000               Nationwide Financial Services, Inc., Class
A                                                 1,990,000

--------------
                     Networking Products-- 4.2%
70,000               (a)Cisco Systems,
Inc.                                                                       7,665,000

--------------
                     Oil & Gas Drilling-- 0.9%
50,000               Transocean Offshore,
Inc.                                                                    1,590,625

--------------
                      Oil & Gas Equipment & Services-- 2.1%

100,000              Williams Cos., Inc.
(The)                                                                    3,875,000

--------------
                     Oil Components - Exploration & Production-- 8.8%
300,000              Burlington Resources,
Inc.                                                                   9,618,750
415,000              EOG Resources,
Inc.
6,588,125

--------------

Total

16,206,875

--------------
                     Oil Field - Machinery & Equipment-- 1.1%
45,000               Baker Hughes,
Inc.
1,108,125

15,000               Schlumberger
Ltd.

915,938

--------------

Total

2,024,063

--------------
                     Oil - Integrated-- 6.8%
115,000              BPAmoco PLC,
ADR                                                                        $
6,181,250

155,000              Phillips Petroleum

Co.                                                                       6,335,625

--------------

Total

12,516,875

--------------
                     Protection - Safety-- 4.0%
170,000              Tyco International

Ltd.                                                                      7,267,500

--------------
                     Publishing - Newspaper-- 0.2%
10,000               Tribune
Co.
421,875

--------------
                     Retail - Apparel & Shoes-- 0.3%
30,000               Abercrombie & Fitch Co., Class
A                                                               641,250

--------------
                      Retail - Consumer Electronics-- 0.6%

30,000               Circuit City Stores,
Inc.                                                                    1,155,000

--------------
                     Retail - Discount-- 1.5%
50,000               Wal-Mart Stores,
Inc.                                                                        2,737,500

--------------
                        Telecommunication Services-- 0.2%

10,000               SBC Communications,
Inc.                                                                       431,250

--------------
                     Telecommunications Equipment-- 5.3%
55,000               (a)Gilat Satellite Networks

Ltd.                                                             5,871,250
70,000               (a)Tellabs,
Inc.
3,780,000

--------------

Total

9,651,250

--------------
                     Transportation - Airline-- 1.3%
50,000               Delta Air Lines,
Inc.                                                                        2,315,625

--------------
                      Total Common Stocks (identified cost

$124,909,134)                                         160,089,844

--------------
(b)Commercial Paper -- 13.6%
                     Finance - Automotive-- 4.9%
$8,000,000           Ford Motor Credit Corp., 5.58%,
3/3/00                                                       7,961,560
1,000,000            Ford Motor Credit Corp., 5.66%,
3/16/00                                                        993,082

--------------

Total

8,954,642

--------------
                     Finance - Commercial -- 8.7%
$2,000,000           General Electric Capital Corp., 5.63%,
2/25/00                                          $    1,992,493
7,000,000            General Electric Capital Corp., 5.53%,
2/9/00                                                6,991,398
7,045,000            Sweetwater Capital Corp., 5.38%,
2/1/00                                                      7,045,000

--------------

Total

16,028,891

--------------
                      Total Commercial Paper (at amortized

cost)                                                  24,983,533

--------------
Mutual Fund -- 0.5%
924,859              Federated U.S. Treasury Cash Reserves Fund (at net asset
value)                                924,859

--------------
                       Total Investments (identified cost

$150,817,526)(c)                                     $  185,998,236

--------------

(a) Non-income producing security.

(b) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues. (c) The cost of investments for federal tax purposes amounts to $150,817,526. The net unrealized appreciation of investments on a federal tax basis amounts to $35,180,710, which comprised $42,411,673 appreciation and $7,230,963 depreciation at January31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($183,304,477) at January 31, 2000. The following acronym is used throughout this portfolio: ADR --American Depositary Receipt (See Notes which are an integral part of the Financial Statements) WesMark Growth Fund Statement of
Assets and Liabilities January 31, 2000                               Assets:
Total investments in securities, at value (identified and tax cost $150,817,526)
$185,998,236 Income receivable 81,547 Receivable for shares sold 37,169 Deferred organizational costs 2,369

-------------
Total
assets

186,119,321
Liabilities:

Payable for investments

purchased                                                            $2,790,443
Accrued
expenses
24,401

----------
Total

liabilities

2,814,844

-------------
Net Assets for 12,145,275 shares
outstanding

$183,304,477

-------------
Net Assets Consist of:
Paid in
capital

$124,508,005

Net unrealized appreciation of
investments

35,180,710

Accumulated net realized gain on
investments

23,520,780

Undistributed net investment
income

94,982

-------------
Total Net
Assets

$183,304,477

-------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($183,304,477 / 12,145,275 shares
outstanding)                                           $      15.09

-------------
Offering Price Per Share (100/95.25 of

$15.09)(a)                                                                  $
15.84

-------------
Redemption Proceeds Per
Share

$      15.09

-------------

(a) See "What Do Shares Cost?" in the Prospectus.
(See Notes which are an integral part of the Financial Statements)

WesMark Growth Fund Statement of Operations
Year Ended January 31, 2000


Investment Income:
Dividends (net of foreign taxes withheld of
$1,333)                                                                 $ 1,226,540
Interest

505,100

-----------
Total
income

1,731,640
Expenses:

Investment adviser

fee                                                                        $1,229,625
Administrative personnel and services
fee                                                        229,182
Custodian
fees
27,477

Transfer and dividend disbursing agent fees and
expenses                                           8,436
Directors'/Trustees'
fees                                                                          3,700
Auditing
fees
14,828

Legal

fees

2,197

Portfolio accounting

fees                                                                         26,114
Share registration
costs                                                                          24,019
Printing and
postage
7,853

Insurance
premiums

1,076

Miscellaneous

7,847

---------
Total

expenses

1,582,354
Waivers--

Waiver of investment adviser
fee                                                                 (19,910)

---------
Net

expenses

1,562,444

-----------
Net investment
income

169,196

-----------
Realized and Unrealized Gain on Investments:
Net realized gain on
investments

38,142,956

Net change in unrealized appreciation of
investments                                                                  5,108,617

-----------
Net realized and unrealized gain on
investments

43,251,573

-----------
Change in net assets resulting from
operations

$43,420,769

-----------

(See Notes which are an integral part of the Financial Statements) WesMark Growth Fund Statement of Changes in Net Assets


Year Ended January 31,


2000                     1999
Increase (Decrease) in Net Assets:
Operations --
Net investment

income                                                                  $
169,196             $    611,299
Net realized gain on investments ($38,142,956 and $9,639,367, respectively, as computed for federal tax
purposes)                                      38,142,956                9,639,367
Net change in unrealized appreciation of
investments                                      5,108,617               15,319,589

-----------              -----------
Change in net assets resulting from
operations                                           43,420,769
25,570,255

-----------              -----------
Distributions to Shareholders --
Distributions from net investment
income                                                    (89,403)
(663,101)

Distributions from net realized
gains                                                   (18,287,743)
(8,229,788)

-----------              -----------
Change in net assets resulting from distributions to
shareholders                       (18,377,146)              (8,892,889)

-----------              -----------
Share Transactions --
Proceeds from sale of
shares

25,917,293               15,967,706
Net asset value of shares issued to shareholders in payment of distributions
declared

7,551,961                4,442,945
Cost of shares
redeemed

(10,286,075)             (16,152,476)

-----------              -----------
Change in net assets resulting from share
transactions                                   23,183,179                4,258,175

-----------              -----------
Change in net
assets

48,226,802               20,935,541
Net Assets:
Beginning of
period
135,077,675              114,142,134

-----------              -----------
End of period (including undistributed net investment income of
$94,982 and $15,189,
respectively)
$183,304,477             $135,077,675

-----------              -----------

(See Notes which are an integral part of the Financial Statements) WesMark Growth Fund Financial Highlights

(For a share outstanding throughout each period)

                                                                                 Year

Ended           Period Ended

January 31,           January 31,


2000           1999         1998(a)
Net asset value, beginning of period                                     $
12.74      $   11.15      $   10.00
Income from investment operations
Net investment income
0.01           0.06           0.09
Net realized and unrealized gain on investments
3.95           2.38           1.71

--------       --------       --------
Total from investment operations
3.96           2.44           1.80

--------       --------       --------
Less distributions

Distributions from net investment income
(0.01)         (0.06)         (0.08)
Distributions from net realized gain on investments
(1.60)         (0.79)         (0.57)

--------       --------       --------
Total distributions
(1.61)         (0.85)         (0.65)

--------       --------       --------
Net asset value, end of period                                           $
15.09      $   12.74      $   11.15

--------       --------       --------
Total return (b)
31.22%         22.58%         18.24%
Ratios to average net assets
Expenses
0.95%          1.04%          1.14%*
Net investment income
0.10%          0.50%          0.99%*
Expense waiver/reimbursement (c)
0.01%          0.01%          0.00%*(d)
Supplemental data
Net assets, end of period (000 omitted)                                  $
183,304      $ 135,078      $ 114,142
Portfolio turnover
71%            58%            58%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998. (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above. (d) Amount represents less than 0.01%.

(See Notes which are an integral part of the Financial Statements) WesMark Growth Fund Notes to Financial Statements

January 31, 2000

1.  Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of WesMark Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is appreciation of capital. The Fund invests primarily in equity securities of companies with prospects for above-average growth in earnings and dividends.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   Investment Valuation -- Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

   Investment Income, Expenses and Distributions -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

   Federal Taxes -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

   When-Issued and Delayed Delivery Transactions -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

   Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other -- Investment transactions are accounted for on a trade date basis.

3.  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


Year Ended January  31,


2000                    1999
Shares
sold

1,762,726              1,351,801
Shares issued to shareholders in payment of distributions
declared                         495,984                373,063
Shares
redeemed
(717,443)            (1,356,413)

---------             ----------
Net change resulting from share
transactions                                             1,541,267
368,451

---------             ----------

4.  Investment Adviser Fee and Other Transactions with Affiliates

   Investment Adviser Fee -- WesBanco Trust and Investment Services, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   Administrative Fee -- Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period. Distribution (12b-1) Fee -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's shares, annually, to compensate Edgewood Services, Inc. For the year ended January 31, 2000, the Fund did not incur fees under the Plan.

   Shareholder Services Fee -- Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the year ended January 31, 2000, the Fund did not incur a shareholder services fee.

   Transfer and Dividend Disbursing Agent Fees and Expenses -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   Portfolio Accounting Fees -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   Custodian Fees -- WesBanco is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   Organizational Expenses -- Organizational expenses of $5,607 were borne initially by the Administrator. The Fund has reimbursed the Administrator for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

   Interfund Transactions -- During the year ended January 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $115,126,884 and $118,629,825, respectively.

   Other Affiliated Parties and Transactions -- Pursuant to an exemptive order issued by the SEC, the Fund may invest in certain affiliated money market funds. As of January 31, 2000, the Fund owned 0.04% of outstanding shares of Federated U.S. Treasury Cash Reserves Fund, which is distributed by an affiliate of the Fund's distributor.

   General -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 2000, were as follows:


Purchases                                                     $108,219,461
Sales                                                         $115,299,550

Independent Auditors' Report

To the Board of Trustees of WESMARK FUNDS and Shareholders of WESMARK GROWTH
FUND:

We have audited the accompanying statement of assets and liabilities of WesMark Growth Fund (a portfolio of WesMark Funds), including the portfolio of investments, as of January 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of WesMark Growth Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WesMark Growth Fund as of January 31, 2000, the results of its operations for the year then ended, the changes in its net assets for the years ended January 31, 2000 and 1999, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP Boston, Massachusetts March 22, 2000
Trustees

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
John F. Cunningham
J. Christopher Donahue
Lawrence D. Ellis, M.D.
Peter E. Madden
Charles F. Mansfield, Jr.
John E. Murray, Jr., J.D.,S.J.D.
Marjorie P. Smuts
John S. Walsh
Officers

John F. Donahue
  Chairman

Edward C. Gonzales
  President and Treasurer

J. Christopher Donahue
  Executive Vice President

John W. McGonigle

  Executive Vice President and Secretary
Richard B. Fisher

  Vice President
Beth S. Broderick

  Vice President and Assistant Treasurer
C. Todd Gibson

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[WESMARK GROWTH FUND LOGO APPEARS HERE]

Annual Report
Dated January 31, 2000

[WESBANCO LOGO APPEARS HERE]

Edgewood Services, Inc. Distributor

Cusip 951025204
G02160-(3/00)



[WESMARK MUNICIPAL BOND FUND LOGO APPEARS HERE]

Annual Report

January 31, 2000

[WESMARK FUNDS LOGO APPEARS HERE]

President's Message

Dear Shareholder:

I am extremely pleased to present the Annual Report to Shareholders for WesMark West Virginia Municipal Bond Fund. This report covers the 12-month period from February 1, 1999 through January 31, 2000. It gives you a complete picture of the fund's operations, beginning with an overview of the municipal bond market and fund strategy by the fund's manager, followed by a complete list of fund holdings and the financial statements.

WesMark West Virginia Municipal Bond Fund is managed to help your money earn income free from federal income tax and West Virginia state income tax.1 To pursue that objective, it invests in a portfolio primarily of high-quality bonds issued by West Virginia municipalities.

During the fiscal year, the fund produced and paid tax-free income totaling $0.44 per share and paid capital gains totaling $0.03 per share. Due to a rising interest rate environment that caused the prices of bonds to decline, the fund's net asset value declined by $0.75 per share, which resulted in a negative total return of (2.77%).2 The fund's net assets totaled $64 million at the end of the reporting period.

Thank you for selecting WesMark West Virginia Municipal Bond Fund to help you keep more of your investment income where it belongs--in your pocket.

Sincerely,
/s/Edward C. Gonzales
Edward C. Gonzales

President

March 15, 2000

1Performance quoted is based on net asset value. Income may be subject to the federal alternative minimum tax and some state and local taxes.

2Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the one-year period ended January 31, 2000 based on offering price (i.e., less any applicable sales charge) was (6.45%).

Investment Review

The fund provided a total return of (2.77%)1 for the fiscal year ended January 31, 2000. The income return for the year was 4.15% and 100% of the income distributed was exempt from federal and state income tax for West Virginia residents. The 30-day taxable equivalent yield for West Virginia Residents in the 28% tax bracket was 6.33%. As of January 31, 2000, the 30-day SEC yield2 was 4.56%. As of year-end 1999, we continued to maintain our focus on high quality bonds with 57.2% of the fund invested in bonds rated AAA.3

The U.S. economy continues to expand and create jobs at a level that has historically fueled inflationary pressures. Thus far prices have remained relatively stable due to global competition and productivity gains. However economic growth around the world has begun to accelerate which may cause an up tick in prices over the next year. In an effort to maintain price stability the Federal Reserve Board (the "Fed") has increased interest rates four times over the past year. This change in monetary policy has caused the yields on short-term bonds to rise faster than that on long-term bonds causing an inverted yield curve.

Our focus for the past year was to increase the income generated by the fund through the purchase of longer-term securities. The average duration was extended throughout the year and is now within the targeted range of 8.5 to 9 years.4 An emphasis was also placed on reducing the risk associated with bonds issued by healthcare providers. Because of changes implemented by the federal government limiting the level of payment for services provided under Medicare, many hospitals reported significant declines in profitability during 1999. As with all securities held by the fund, we are continuing to monitor the ability of each issuer to meet their respective obligations and will eliminate securities when appropriate.

Due to a strong economy and fiscal restraint, general obligation bonds issued by the state of West Virginia were upgraded by Moody's Investors Service and Standard & Poor's and now stand at Aa3 and AA-respectively. The change in sentiment allowed these bonds to outperform other issues during the course of the year. The rise in interest rates caused a slowdown in the issuance of new bonds throughout the past year. This shortage of new supply along with the increase in credit quality allowed municipal bonds to decline in price less than taxable bonds.

Looking forward we believe interest rates will remain in a relatively narrow range for the balance of the year. We believe that the Fed will remain diligent in its efforts for price stability and will likely continue to push short-term interest rates higher over the next several months. This combined with energy prices should cause a slowing of the domestic economy allowing long and intermediate term bond yields to decline. We believe that municipal bonds are attractively valued relative to taxable securities and will benefit from better credit quality.

1Performance quoted is based on net asset value. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the one-year period ended January 31, 2000 based on offering price (i.e., less any applicable sales charge) was (6.45%).

2The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is then compounded and annualized.

3These ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

4Duration is the measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.

Last Meeting of Shareholders

A Special Meeting of Trust shareholders was held on December 17, 1999. As of October 27, 1999, the record date for shareholder voting at the meeting, there were 6,595,847 total outstanding Shares. The following items were considered by shareholders and the results of their voting were as follows:

Agenda Item 1.    To elect five Trustees*

                                    For             Withheld Authority To Vote
                                    ------------------------------------------
Nicholas P. Constantakis            6,163,149                1,095
John F. Cunningham                  6,163,149                1,095
J. Christopher Donahue              6,163,149                1,095
Charles F. Mansfield, Jr.           6,163,149                1,095
John S. Walsh                       6,163,149                1,095

* The following Trustees continued their terms as Trustees of the Trust: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter
 E. Madden, John E. Murray, Jr., Marjorie P. Smuts.

Agenda Item 2. To make changes to the fund's fundamental investment policies:
a. To amend the fund's fundamental investment policies regarding borrowing money and issuing senior securities.

For                   Against         Abstentions
-------------------------------------------------
6,164,245               0                0

b. To amend the fund's fundamental investment policies regarding investments in real estate.

For                   Against         Abstentions
-------------------------------------------------
6,159,885               4,360             0

c. To amend the fund's fundamental investment policies regarding investments in commodities.

For                  Against         Abstentions
------------------------------------------------
6,159,885             4,360             0

d. To amend the fund's fundamental investment policy regarding underwriting securities.

For                   Against         Abstentions
-------------------------------------------------
6,164,245               0                 0

e. To amend the fund's fundamental investment policy regarding lending by the fund.

For                   Against         Abstentions
-------------------------------------------------
6,161,638               1,095            1,512

Last Meeting of Shareholders

f. To amend the fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.


For                   Against          Abstentions
--------------------------------------------------
6,163,150               1,095              0

g. To amend, and to make non-fundamental, the fund's fundamental investment policy regarding buying securities on margin.

For                   Against          Abstentions
--------------------------------------------------
6,158,789               1,095             4,361

Agenda Item 3. To eliminate the fund's fundamental investment policy on selling securities short.

For                   Against         Abstentions
-------------------------------------------------
6,158,789               1,095             4,361

WesMark West Virginia Municipal Bond Fund

Growth of $10,000 invested in WesMark West Virginia Municipal Bond Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark West Virginia Municipal Bond Fund (the "Fund")++ from December 31, 1990 (start of performance) to January 31, 2000, compared to the Lehman Brothers 5 Year G.O. Bond Index ("LB5GO")** and Lipper Intermediate Municipal Debt Funds Average ("LIMDFA")+.

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed in the upper left hand corner. The WesMark West Virginia Municipal Bond Fund (the "Fund") is represented by a solid line. The Lehman Brothers 5 Year G.O. Bond Index ("LB5GO") is represented by a dotted line and the Lipper Intermediate Municipal Debt Funds Average ("LIMDFA") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, the LB5GO and the LIMDFA. The "x" axis reflects computation periods from 12/31/90 to1/31/00. The "y" axis reflects the cost of the investment, beginning with$10,000 and going up to $18,000, in increments of $2,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LB5GO and the LIMDFA. The ending values were $15,096, $16,954, and $16,566, respectively.

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2000+++
  1 Year                                                             (6.45%)
  5 Years                                                             3.48%
  Start of Performance (12/31/90                                      4.19%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.75% ($10,000 minus $375 sales charge = $9,625), which became effective October 1, 1999. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB5GO and the LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

** The LB5GO is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

++ WesMark West Virginia Municipal Bond Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 12/31/90 to 4/14/1997, when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

+++ Total returns reflect all applicable sales charges.

WesMark West Virginia Municipal Bond Fund Portfolio of Investments January 31, 2000

Principal
Credit
Amount

Rating*                  Value
Long-Term Municipals--97.4%
              West Virginia -- 97.4%
$    500,000  Berkeley County, WV, Board of Education, GO UT, 4.50%
              (FGIC INS)/(Original Issue Yield: 5.30%), 6/1/2009
AAA                   $    465,575
   1,030,000  Berkeley County, WV, Board of Education, GO UT, 5.75%
              (FGIC INS), 6/1/2003
AAA                      1,061,973
     100,000  Brooke County, WV, Board of Education, GO UT, Refunding Bonds,
              8.75% (AMBAC INS), 8/1/2001

AAA                        105,979
   1,350,000  Cabell County, WV, Board of Education, GO UT, 6.50%
              (MBIAINS), 5/1/2003
AAA                      1,421,080
     500,000  Cabell County, WV, Board of Education, GO UT, 4.60%
              (Original Issue Yield: 4.70%), 5/1/2003
A+                         496,545
     500,000  Cabell County, WV, Board of Education, GO UT, 6.00%
              (MBIAINS), 5/1/2006
AAA                        522,691
     100,000  Cable, Putnam & Wayne County's, WV, Single Family
              Residence Mortgage Revenue Bonds, 7.375% (FGIC INS),
              4/1/2010
AAA                        107,776
     160,000  Charles Town, WV, Residential Mortgage Revenue Bonds,
              6.20%, 3/1/2011
A1                         159,356
     355,000  Charles Town, WV, Waterworks and Sewer System, Revenue
              Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013
AA                         325,906
     340,000  Charles Town, WV, Waterworks and Sewer System, Revenue
              Refunding Bonds, 5.00%, 10/1/2012
AA                         316,385
     125,000  Charleston, WV, Building Commission, Revenue Bonds, 5.60%
              (Original Issue Yield: 5.60%), 6/1/2019
NR                         113,599
     235,000  Charleston, WV, Building Commission, Revenue Bonds, 5.85%,
              (Center for Arts & Sciences Project), (Original Issue Yield:
              5.85%),
              6/1/2019

NR                         219,032
     865,000  Charleston, WV, Building Commission, Subordinate Bonds,
              6.00% (Charleston Town Center Parking), 12/1/2010
NR                         862,192
     500,000  Charleston, WV, Civic Center Revenue, Improvements,
              6.25%, 12/1/2015
NR                         495,983
$  1,000,000  Charleston, WV, Urban Renewal Authority, Public
              Improvement Revenue Bonds, 5.25% (FSALOC), 12/15/2018
AAA                        902,304
     355,000  Charleston, WV, GO UT, 7.20%, 10/1/2003
A1                         382,807
     500,000  Fairmont, WV, Waterworks, Series 1999, 5.25%
              (AMBAC LOC)/(Original Issue Yield: 4.95%), 7/1/2017
Aaa                        457,774
   1,295,000  Fairmont, WV, Waterworks, Series 1999, 5.25%
              (AMBAC LOC)/(Original Issue Yield: 4.848%), 7/1/2015
Aaa                      1,217,966
   2,235,000  Fairmont, WV, Waterworks, Water Utility Improvement
              Revenue Bonds, 5.00% (AMBAC LOC), 7/1/2019
Aaa                      1,936,757
     500,000  Harrison County, WV, Board of Education, GO UT, 6.40%
              (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006
AAA                        533,264
     680,000  Harrison County, WV, Building Commission, Healthcare,
              Maplewood Retirement Revenue Bonds, 5.15%
              (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018
Aaa                        604,798
     410,000  Harrison County, WV, County Commission, Special
              Obligation Refunding Bonds, Series A, 6.35%
              (Original Issue Yield: 6.45%), 5/15/2004
AAA                        433,358
     420,000  Jackson County, WV, Revenue Bonds, 7.375%
              (FGIC INS), 6/1/2010
AAA                        479,101
     250,000  Jefferson County, WV, Board of Education, School
              Improvement Bonds, 6.85% (FGIC INS), 7/1/2001
AAA                        257,686
     750,000  Kanawha County, WV, Commercial Development,
              Revenue Refunding Bonds, 6.50% (May Department
              Stores Co.), 6/1/2003
A                          781,282
   2,025,000  Kanawha County, WV, PCR Bonds, 7.35% (Union
              Carbide Corp.), 8/1/2004
Baa2                     2,142,847
     285,000  Logan County, WV, Revenue Bonds, 8.00% (Logan County
              Health Care Center Limited Partnership Project), 12/1/2009
NR                         325,930
     100,000  Marion County, WV, SFM, Revenue Bonds, 7.20%
              (FGIC INS), 8/1/2001
AAA                        104,096
     110,000  Marshall County, WV, Special Obligation Bonds, 6.50%
              (Original Issue Yield: 6.65%), 5/15/2010
AAA                        112,051
$    355,000  Mason County, WV, PCR Bonds, 5.45% (Ohio Power Co.)/
              (AMBAC INS)/(Original Issue Yield: 5.47%), 12/1/2016
AAA                        331,251
     785,000  Ohio County, WV, Board of Education, GO UT
              Refunding Bonds, 5.125% (MBIAINS)/(Original Issue
              Yield: 5.375%), 6/1/2018
AAA                        699,935
   1,035,000  Ohio County, WV, Board of Education, GO UT Refunding
              Bonds, 5.125% (Original Issue Yield: 5.375%), 6/1/2018
A+                         923,893
   1,000,000  Ohio County, WV, Board of Education, GO UT, 5.00%
              (Original Issue Yield: 5.25%), 6/1/2013
A+                         925,469
     300,000  Ohio County, WV, Board of Education, GO UT, 5.25%
              (MBIALOC)/(Original Issue Yield: 5.65%), 6/1/2016
AAA                        281,503
   1,000,000  Ohio County, WV, County Community Health System Refunding
              Revenue Bonds, 4.85% (Ohio Valley Medical Center)/
              (American Capital Access INS), 1/1/2008
A                          955,596
     155,000  Parkersburg, WV, Waterworks & Sewer Systems, Refunding
              Revenue Bonds, 5.80% (FSALOC)/(Original Issue Yield:
              5.929%), 9/1/2019
AAA                        150,061
     500,000  Parkersburg, WV, Waterworks & Sewer Systems, Refunding
              Revenue Bonds, 4.75% (FSAINS)/(Original Issue Yield:
              4.80%), 3/1/2002
AAA                        500,471
     400,000  Parkersburg, WV, Waterworks & Sewer Systems, Refunding
              Revenue Bonds, 4.85% (FSAINS)/(Original Issue Yield:
              4.90%), 3/1/2003
AAA                        400,551
   1,160,000  Pleasants County, WV, PCR, Series C, 6.15%
              (AMBAC LOC), 5/1/2015
AAA                      1,178,827
     830,000  Pleasants County, WV, PCR, Refunding Bonds, 6.15% (West Penn Power
              Co.)/(AMBAC INS), 5/1/2015

AAA                        845,922
     475,000  Pleasants County, WV PCR, Refunding Bonds,
              6.15% (Potomac Edison Co.)/(MBIAINS), 5/1/2015
AAA                        484,956
     475,000  Raleigh County, WV, Community Development,
              Refunding Revenue Bonds, 5.50%, 6/1/2006
NR                         473,707
     865,000  Raleigh County, WV, Building Commission, Public
              Improvements, 5.00%, 10/1/2012
NR                         803,451
$    795,000  Raleigh, Fayette & Nicholas Counties, WV, Refunding Bonds,
              6.25% (Original Issue Yield: 6.60%), 8/1/2011
Aaa                        850,924
   1,285,000  Randolph County, WV, Refunding Revenue Bonds, 5.20%
              (Davis Health Systems, Inc.)/(FSAINS), 11/1/2015
Aaa                      1,170,084
     480,000  South Charleston, WV, Hospital Refunding Revenue Bonds,
              4.70% (MBIAINS), 10/1/2001
AAA                        481,573
   1,000,000  South Charleston, WV, Refunding Revenue Bonds, 7.625%
              (Union Carbide Corp.), 8/1/2005
BBB                      1,091,535
     500,000  South Charleston, WV, Revenue Bonds, 5.50%,
              (Herbert J. Thomas Hospital)/(MBIAINS), 10/1/2009
AAA                        500,081
   1,000,000  South Charleston, WV, Refunding Revenue Bonds, 5.10%
              (Union Carbide Corp.), 1/1/2012
BBB                        907,447
     415,000  Taylor County, WV, GO UT, 8.40% (Original Issue Yield:
              8.45%), 5/1/2001
NR                         434,102
     175,000  Weirton, WV, Municipal Hospital Building, Refunding
              Revenue Bonds, 5.75% (Weirton Medical Center, Inc.)/
              (AMBAC INS)/(Original Issue Yield: 6.00%), 12/1/2003
AAA                        177,902
     800,000  West Virgina State College, Revenue Bonds, 5.50%
              (AMBAC INS)/(Original Issue Yield: 5.60%), 4/1/2001
AAA                        808,305
   1,000,000  West Virgina State College, Revenue Bonds, 5.75%
              (AMBAC INS)/(Original Issue Yield: 5.85%), 4/1/2003
AAA                      1,027,823
     200,000  West Virgina State College, Revenue Bonds, 5.75%
              (AMBAC INS)/(Original Issue Yield: 5.95%), 4/1/2004
AAA                        206,550
     275,000  West Virginia Housing Development Fund, Refunding
              Revenue Bonds, 6.70%, 5/1/2009
AAA                        280,801
     735,000  West Virginia Housing Development Fund, Revenue
              Bonds, 5.35%, 11/1/2010
AAA                        713,890
     250,000  West Virginia School Building Authority, Refunding
              Revenue Bonds, 5.25%, 7/1/2021
AAA                        226,430
   3,720,000  West Virginia School Building Authority, Revenue Bonds,
              5.625% (MBIAINS)/(Original Issue Yield: 5.90%), 7/1/2003
AAA                      3,820,801
$    180,000  West Virginia School Building Authority, Revenue Bonds,
              5.70% (MBIAINS)/(Original Issue Yield: 5.75%), 7/1/2000
AAA                        181,098
     150,000  West Virginia School Building Authority, Revenue Bonds,
              5.80% (MBIAINS)/(Original Issue Yield: 5.90%), 7/1/2001
AAA                        152,394
     855,000  West Virginia School Building Authority, Revenue Bonds,
              6.25% (MBIAINS)/(Original Issue Yield: 5.70%), 7/1/2001
AAA                        873,976
     100,000  West Virginia School Building Authority, Revenue Bonds,
              6.75% (MBIAINS)/(Original Issue Yield: 7.00%), 7/1/2004
AAA                        107,221
     300,000  West Virginia School Building Authority, Revenue Bonds,
              6.80% (MBIAINS)/(Original Issue Yield: 6.85%), 7/1/2001
AAA                        308,895
     240,000  West Virginia State Building Commission Lease, Series B,
              4.60% (West Virginia Regional Jail and Correctional Facility)/
              (AMBAC LOC)/(Original Issue Yield: 4.65%), 7/1/2010
AAA                        224,845
     150,000  West Virginia State Building Commission Lease, Series C,
              4.50% (West Virginia Regional Jail and Correctional Facility)/
              (AMBAC LOC)/(Original Issue Yield: 4.50%), 7/1/2007
AAA                        144,943
     150,000  West Virginia State Building Commission Lease, Series C,
              4.50% (West Virginia Regional Jail and Correctional Facility)/
              (AMBAC LOC)/(Original Issue Yield: 4.50%), 7/1/2008
AAA                        143,403
   2,000,000  West Virginia State Building Commission Lease, Refunding
              Revenue Bonds, 5.375% (AMBAC LOC)/(Original Issue Yield:
              5.04%), 7/1/2021
AAA                      1,858,188
     100,000  West Virginia State Building Commission Lease, Revenue Bonds,
              Series A, 6.50% (West Virginia Regional Jail & Correctional
              Facility)/(MBIAINS)/(Original Issue Yield:

              6.60%), 7/1/2000
AAA                        100,958
     190,000  West Virginia State Building Commission Lease, Revenue Bonds,
              4.50% (West Virginia Regional Jail and Correctional
              Facility)/(AMBAC INS)/(Original Issue Yield:

              4.55%), 7/1/2008
AAA                        181,643
     870,000  West Virginia State Hospital Finance Authority, Refunding
              Revenue Bonds, 5.00% (FSAINS), 8/1/2009
Aaa                        835,658
$  1,000,000  West Virginia State Hospital Finance Authority, Refunding
              Revenue Bonds, 5.00% (West Virginia University Hospital,
              Inc.)/(MBIAINS)/(Original Issue Yield: 5.55%), 6/1/2016
AAA                        878,698
     200,000  West Virginia State Hospital Finance Authority, Revenue
              Bonds, Series A, 5.60% (Cabell Huntington Hospital)/
              (AMBAC INS)/(Original Issue Yield: 5.75%), 1/1/2005
AAA                        204,378
     300,000  West Virginia State Hospital Finance Authority, Revenue
              Bonds, 4.70% (FSALOC), 8/1/2006
Aaa                        288,775
     700,000  West Virginia State Hospital Finance Authority, Revenue
              Bonds, 4.90% (West Virginia University Hospital, Inc.)/
              (MBIAINS)/(Original Issue Yield: 5.00%), 6/1/2004
AAA                        697,525
   1,000,000  West Virginia State Hospital Finance Authority, Revenue
              Bonds, 5.00% (Fairmont General Hospital, Inc.), 11/1/2004
BBB-                       956,717
     220,000  West Virginia State Hospital Finance Authority, Revenue
              Bonds, 5.00% (West Virginia University Hospital, Inc.)/
              (MBIAINS)/(Original Issue Yield: 5.10%), 6/1/2005
AAA                        219,070
   1,750,000  West Virginia State Hospital Finance Authority, Revenue
              Bonds, 5.75% (Charleston Area Medical Center)/(MBIAINS)/
              (Original Issue Yield: 5.98%), 9/1/2013
AAA                      1,751,536
     180,000  West Virginia State Hospital Finance Authority, Revenue
              Bonds, 6.75% (Original Issue Yield: 6.85%), 3/1/2014
BBB-                       178,216
   1,500,000  West Virginia State Hospital Finance Authority, Refunding
              Revenue Bonds, 4.75% (Department of Health & Human
              Resources)/(FSAINS)/(Original Issue Yield: 4.80%), 8/1/2008
Aaa                      1,445,121
   1,000,000  West Virginia State Housing Development Fund, Series A,
              5.05%, 11/1/2014
AAA                        923,438
   1,400,000  West Virginia State Housing Development Fund, Series C,
              5.80% (Original Issue Yield: 5.80%), 5/1/2017
AAA                      1,378,875
   1,000,000  West Virginia State Housing Development Fund, Refunding
              Revenue Bonds, Series A, 5.10%, 11/1/2015
AAA                        910,924
     100,000  West Virginia State, GO UT Bonds, 6.00% (Original Issue
              Yield: 6.05%), 6/1/2002
AA-                        100,591
$  1,000,000  West Virginia State, GO UT Highway Improvement Bonds,
              5.25%, 6/1/2010
AAA                        999,135
     900,000  West Virginia State, GO UT Highway Improvements, 5.10%
              (Original Issue Yield: 5.17%), 6/1/2012
AA-                        855,619
   2,000,000  West Virginia State, GO UT Water Utility & Sewer
              Improvements 0.00%, (Original Issue Yield: 4.90%), 11/1/2010
AAA                      1,088,484
     550,000  West Virginia State, Water Development Authority, Revenue
              Refunding Bonds, 5.80% (FSAINS)/(Original Issue Yield:
              5.85%), 11/1/2012
AAA                        551,623
     235,000  West Virginia University Board of Regents, Refunding
              Revenue Bonds, 6.00% (MBIAINS)/(Original Issue Yield:
              6.037%), 4/1/2004
AAA                        244,977
      70,000  West Virginia University Board of Regents, Revenue Bonds,
              5.90% (MBIAINS), 4/1/2004
AAA                         71,782
     635,000  West Virginia University Board of Regents, Revenue Bonds,
              5.90%, 4/1/2004
A+                         658,137
     400,000  West Virginia University, Refunding Revenue Bonds, Series A,
              4.85% (Dormitory Project)/(AMBAC INS)/(Original Issue Yield:
              4.95%), 5/1/2010
AAA                        379,802
   1,000,000  West Virginia University, Revenue Bonds, Series B, 5.00%,
              (Student Union Project)/(AMBAC INS)/(Original Issue
              Yield: 5.19%), 5/1/2015
AAA                        891,705
     100,000  West Virginia University, Revenue Bonds, 5.50%, (Marshall
              University Library)/(AMBAC INS)/(Original Issue
              Yield: 5.55%), 4/1/2009
AAA                        101,112
     135,000  West Virginia Water Development Authority, Refunding
              Revenue Bonds, 5.00% (Original Issue Yield:
              6.02%), 11/1/2018
AAA                        117,444
     765,000  West Virginia Water Development Authority, Water Development
              Revenue Bonds, (Loan Program II), 7.70% (United States Treasury
              PRF)/(Original Issue Yield:

              7.822%), 11/1/2000 (@102)
A-                         800,255
     425,000  Wetzel County, WV, Board of Education, GO UT, 7.00%
              (MBIAINS)/(Original Issue Yield: 7.15%), 5/1/2004
AAA                        460,349
$    500,000  Wheeling, WV, Waterworks & Sewer Systems, Revenue Refunding
              Bonds, 4.90% (FGIC INS)/(Original Issue Yield: 5.00%), 6/1/2006
Aaa                        491,959
     300,000  Wheeling, WV, Waterworks & Sewer Systems, Revenue
              Bonds, Series C, 6.60% (FGIC INS)/(United States Treasury
              PRF)/(Original Issue Yield: 6.691%), 6/1/2002 (@100)
AAA                        312,770
     155,000  Wheeling, WV, GO UT, 7.50%, 6/1/2003
Baa1                       167,587
     165,000  Wood County, WV, Building Commission, Revenue
              Refunding Bonds, 6.625% (St. Joseph Hospital, Parkersburg)/
              (AMBAC INS), 1/1/2006
AAA                        168,459

------------
              Total Long-Term Municipals (identified cost
$64,797,889)                                    62,408,219

------------
Mutual Fund--1.6%
1,026,533     Federated Tax-Free Obligations Fund (at net asset
value)                                     1,026,533

------------
              Total Investments (identified cost
$65,824,422)(a)                                        $ 63,434,752

------------

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $65,825,000. The net unrealized depreciation of investments on a federal tax basis amounts to $2,390,248 which comprised $219,569 appreciation and $2,609,817 depreciation at January 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($64,056,783) at January 31, 2000. The following acronyms are used throughout this portfolio: AMBAC -- American Municipal Bond Assurance Corporation FGIC -- Financial Guaranty Insurance Company FSA -- Financial Security Assurance GO -- General Obligation INS -- Insured LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance PCR -- Pollution Control Revenue PRF -- Prerefunded SFM -- Single Family Mortgage UT -- Unlimited Tax (See Notes which are an integral part of the Financial Statements)

WesMark West Virginia Municipal Bond Fund
Statement of Assets and Liabilities


January 31, 2000

Assets:
Total investments in securities, at value (identified cost $65,824,422 and tax cost $65,825,000) $63,434,752 Income receivable 853,312 Receivable for investments sold 149,175 Deferred organizational costs 2,607

-----------
Total
assets

64,439,846
Liabilities:

Income distribution

payable                                                                    $229,669
Payable to
Bank
149,175

Accrued
expenses

4,219

--------
Total
liabilities

383,063

-----------
Net Assets for 6,634,503 shares
outstanding

$64,056,783

-----------
Net Assets Consist of:
Paid in
capital

$66,426,862

Net unrealized depreciation of
investments

(2,389,670)

Accumulated net realized gain on
investments

19,591

-----------
Total Net

Assets

$64,056,783

-----------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($64,056,783 / 6,634,503 shares
outstanding)                                             $      9.66

-----------
Offering Price Per Share (100/96.25 of $9.66)
(a)                                                                  $     10.04

-----------
Redemption Proceeds Per
Share

$      9.66

-----------

(a) See "What Do Shares Cost?" in the Prospectus.
(See Notes which are an integral part of the Financial Statements) WesMark West Virginia Municipal Bond Fund
Statement of Operations

Year Ended January 31, 2000


Investment Income:
Interest
$ 3,319,703
Expenses:

Investment adviser fee

$ 396,498

Administrative personnel and services
fee                                               92,443
Custodian
fees                                                                          13,684
Transfer and dividend disbursing agent fees and
expenses                                13,214
Directors'/Trustees'
fees                                                                4,000
Auditing
fees                                                                           15,222
Legal
fees
2,008

Portfolio accounting

fees                                                               58,353
Share registration
costs                                                                14,389
Printing and
postage                                                                    11,998
Insurance
premiums                                                                         903
Miscellaneous
4,736

--------
Total

expenses

627,448
Waivers --

Waiver of investment adviser fee
(198,249)

--------
Net

expenses

429,199

-----------
Net investment
income

2,890,504

-----------
Realized and Unrealized Gain on Investments:
Net realized gain on
investments

203,160

Net change in unrealized appreciation of
investments                                                          (4,996,680)

-----------
Net realized and unrealized loss on
investments                                                               (4,793,520)

-----------
Change in net assets resulting from
operations                                                               $(1,903,016)

-----------

(See Notes which are an integral part of the Financial Statements)
WesMark West Virginia Municipal Bond Fund Statement of Changes in Net Assets

Year Ended January 31,


2000                      1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income

$ 2,890,504                $ 2,762,997
Net realized gain on investments ($203,738 and $57,103,
respectively, as computed for federal tax
purposes)                                       203,160                     57,103
Net change in unrealized appreciation of
investments                                   (4,996,680)                   715,928

-----------                -----------
Change in net assets resulting from
operations                                         (1,903,016)
3,536,028

-----------                -----------
Distributions to Shareholders--
Distributions from net investment
income                                               (2,890,681)
(2,762,997)
Distributions from net realized
gains                                                    (188,017)
(57,098)

-----------                -----------
Change in net assets resulting from distributions to
shareholders                      (3,078,698)                (2,820,095)

-----------                -----------
Share Transactions--
Proceeds from sale of
shares

10,177,556                  8,667,474
Net asset value of shares issued to shareholders in payment
of distributions
declared
221,710                    212,751
Cost of shares
redeemed

(8,794,434)                (8,543,249)

-----------                -----------
Change in net assets resulting from share
transactions                                  1,604,832                    336,976

-----------                -----------
Change in net
assets

(3,376,882)                 1,052,909
Net Assets:
Beginning of
period
67,433,665                 66,380,756

-----------                -----------
End of period (including undistributed net investment income of
$177 for the year ended January 31, 1999)
$64,056,783                $67,433,665

-----------                -----------

(See Notes which are an integral part of the Financial Statements) WesMark West Virginia Municipal Bond Fund Financial Highlights

(For a share outstanding throughout each period)

Period

Year Ended                   Ended

January 31,                January 31,


2000               1999            1998(a)
Net asset value, beginning of period                                        $
10.41             $ 10.30           $ 10.00
Income from investment operations
Net investment income
0.44                0.43              0.35
Net realized and unrealized gain (loss) on investments
(0.72)               0.12              0.31

------              ------           -------
Total from investment operations
(0.28)               0.55              0.66

------              ------           -------
Less distributions

Distributions from net investment income
(0.44)              (0.43)            (0.35)
Distributions from net realized gain on investments
(0.03)              (0.01)            (0.01)

------              ------           -------
Total distributions

(0.47)              (0.44)            (0.36)

------              ------           -------
Net asset value, end of period                                              $
9.66             $ 10.41           $ 10.30

------              ------           -------
Total return (b)
(2.77)%              5.46%             6.64%
Ratios to average net assets
Expenses
0.65%               0.74%             0.74%*
Net investment income
4.37%               4.20%             4.26%*
Expense waiver/reimbursement (c)
0.30%               0.29%             0.30%*
Supplemental data
Net assets, end of period (000 omitted)
$64,057             $67,434           $66,381
Portfolio turnover
30%                 17%                6%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998. (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements) WesMark West Virginia Municipal Bond Fund Notes to Financial Statements January 31, 2000

1.  Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of WesMark West Virginia Municipal Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal income tax and income taxes by the State of West Virginia.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   Investment Valuation -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

   Investment Income, Expenses and Distributions -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

   Federal Taxes -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

   When-Issued and Delayed Delivery Transactions -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

   Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other -- Investment transactions are accounted for on a trade date basis.

3.  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


Year Ended

January 31,


2000                1999
Shares
sold

1,015,142            840,868
Shares issued to shareholders in payment of distributions
declared                         22,197             20,618
Shares
redeemed
(879,799)          (828,516)

---------           --------
Net change resulting from share
transactions                                              157,540             32,970

---------           --------

4.  Investment Adviser Fee and Other Transactions with Affiliates

   Investment Adviser Fee -- WesBanco Trust and Investment Services, the Fund's investment adviser (the "Adviser" or "WesBanco") receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   Administrative Fee -- Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period.

   Distribution (12b-1) Fee -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's shares, annually, to compensate Edgewood Services, Inc. For the year ended January 31, 2000, the Fund did not incur fees under the Plan.

WesMark West Virginia Municipal Bond Fund

   Shareholder Services Fee -- Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the year ended January 31, 2000, the Fund did not incur a shareholder services fee.

   Transfer and Dividend Disbursing Agent Fees and Expenses -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   Portfolio Accounting Fees -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   Custodian Fees -- WesBanco is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   Organizational Expenses -- Organizational expenses of $6,169 were borne initially by the Adviser. The Fund has reimbursed the Adviser for the expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

   Interfund Transactions -- During the year ended January 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $25,579,722 and $27,716,712, respectively.

   Other Affiliated Parties and Transactions -- Pursuant to an exemptive order issued by the SEC, the Fund may invest in certain affiliated money market funds. As of January 31, 2000, the Fund owned 0.03% of outstanding shares of Federated Tax-Free Obligations Fund, which is distributed by an affiliate of the Fund's distributor.

   General -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 2000, were as follows:


Purchases                                                      $20,662,016
Sales                                                          $19,380,308

WesMark West Virginia Municipal Bond Fund

6.  Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at January 31, 2000, 61% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22% of total investments.

Independent Auditors' Report

To the Board of Trustees of WESMARK FUNDS and Shareholders of WESMARK WEST VIRGINA MUNICIPAL BOND FUND:

We have audited the accompanying statement of assets and liabilities of WesMark West Virginia Municipal Bond Fund (a portfolio of WesMark Funds), including the portfolio of investments, as of January 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of WesMark West Virginia Municipal Bond Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WesMark West Virginia Municipal Bond Fund as of January 31, 2000, the results of its operations for the year then ended, the changes in its net assets for the years ended January 31, 2000 and 1999, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 22, 2000
Trustees

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
John F. Cunningham
J. Christopher Donahue
Lawrence D. Ellis, M.D.
Peter E. Madden
Charles F. Mansfield, Jr.
John E. Murray, Jr., J.D., S.J.D.
Marjorie P. Smuts
John S. Walsh
Officers

John F. Donahue
  Chairman

Edward C. Gonzales
  President and Treasurer

J. Christopher Donahue
  Executive Vice President

John W. McGonigle

  Executive Vice President and Secretary
Richard B. Fisher

  Vice President
Beth S. Broderick

  Vice President and Assistant Treasurer
C. Todd Gibson

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, and other information.

[WESMARK BOND FUND LOGO APPEARS HERE]

Annual Report
Dated January 31, 2000

[WESBANCO LOGO APPEARS HERE]

Edgewood Services, Inc., Distributor
Cusip 951025105

G02160-05 (3/00)